Document and Entity Information Document	6 Months Ended
	Jun. 30, 2013	Aug. 06, 2013
Entity Information [Line Items]
Entity Registrant Name	Jones Soda Co
Entity Central Index Key	0001083522
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Document Type	10-Q
Document Period End Date	Jun 30, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q2
Amendment Flag	false
Entity Common Stock, Shares Outstanding		38,680,416
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 1,328	$ 1,654
Accounts receivable, net of allowance of $55 and $93	1,782	1,742
Inventory	2,800	2,223
Prepaid expenses and other current assets	178	264
Total current assets	6,088	5,883
Fixed assets, net of accumulated depreciation of $1,871 and $1,787	348	497
Other assets	619	640
Total assets	7,055	7,020
Current liabilities:
Accounts payable	1,590	885
Accrued expenses	604	767
Taxes payable	20	45
Other Liabilities, Current	45	54
Deferred rent, current portion	32	30
Capital lease, current portion	13	24
Total current liabilities	2,259	1,751
Capital lease obligations, less current portion	23	58
Long term liabilities - other	434	485
Shareholders��� equity:
Authorized ��� 100,000,000; issued and outstanding shares ��� 38,530,416 shares	52,867	52,867
Additional paid-in capital	7,737	7,590
Accumulated other comprehensive income	376	451
Accumulated deficit	(56,618)	(56,124)
Total shareholders��� equity	4,362	4,784
Total liabilities and shareholders��� equity	$ 7,055	$ 7,020

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Other Liabilities, Excluding Capital Lease Obligations, Noncurrent	$ 411	$ 427
Current Assets:
Allowance for accounts receivable	55	93
Accumulated depreciation	$ 1,871	$ 1,787
Stockholders' Equity:
Common stock, par value	$ 0	$ 0
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	38,530,416	38,530,416
Common stock, shares outstanding	38,530,416	38,530,416

Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Revenue	$ 4,287	$ 5,263	$ 7,383	$ 9,130
Cost of goods sold	3,053	3,696	5,389	6,510
Gross profit	1,234	1,567	1,994	2,620
Operating expenses:
Promotion and selling	625	920	1,098	2,277
General and administrative	690	1,078	1,365	2,410
Operating Expenses	1,315	1,998	2,463	4,687
Loss from operations	(81)	(431)	(469)	(2,067)
Other (expense) income, net	(9)	(5)	4	(16)
Loss before income taxes	(90)	(436)	(465)	(2,083)
Income tax expense, net	(5)	(23)	(29)	(48)
Net loss	$ (95)	$ (459)	$ (494)	$ (2,131)
Earnings (loss) per share - basic and diluted	$ 0	$ (0.01)	$ (0.01)	$ (0.06)
Weighted average basic and diluted common shares outstanding	38,530,416	38,544,140	38,530,416	37,268,386

Consolidated Statements of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Net loss	$ (95)	$ (459)	$ (494)	$ (2,131)
Foreign currency translation adjustment loss	(44)	(17)	(75)	(1)
Total comprehensive loss	$ (139)	$ (476)	$ (569)	$ (2,132)

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
OPERATING ACTIVITIES:
Net Income (Loss) Attributable to Parent	$ (494)	$ (2,131)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	118	151
Gain on sale of fixed asset	(6)	0
Stock-based compensation	147	136
Change in allowance for doubtful accounts	(38)	34
Inventory write-offs	0	110
Changes in operating assets and liabilities:
Accounts receivable	(70)	(1,224)
Inventory	(601)	19
Prepaid expenses and other current assets	85	2
Other assets	20	22
Accounts payable	708	631
Accrued expenses	(153)	227
Taxes payable	(23)	(39)
Increase Decrease in Deferred Rent Payable	2	2
Increase (Decrease) in Other Deferred Liability	(14)	(12)
Net cash used in operating activities	(321)	(2,074)
INVESTING ACTIVITIES:
Purchase of fixed assets	0	(24)
Sale of fixed assets	38	85
Net cash provided by investing activities	38	61
FINANCING ACTIVITIES:
Proceeds from issuance of common stock, net	0	2,815
Payment of capital lease obligations	(47)	(11)
Net cash (used in) provided by financing activities	(47)	2,804
Net (decrease) increase in cash and cash equivalents	(330)	791
Effect of exchange rate changes on cash	4	0
Cash and cash equivalents, beginning of period	1,654	1,709
Cash and cash equivalents, end of period	1,328	2,500
Supplemental disclosure:
Interest	7	7
Income taxes	32	65
Increase (Decrease) In Other Liability, Excluding Deferred Rent	$ (16)	$ (14)

Nature of Operations and Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
Nature of Operations and Summary of Significant Accounting Policies
Jones Soda Co. develops, produces, markets and distributes premium beverages which we sell and distribute primarily in North America through our network of independent distributors located throughout the U.S. and Canada and directly to our national and regional retail accounts.
We are a Washington corporation and have two operating subsidiaries, Jones Soda Co. (USA) Inc. and Jones Soda (Canada) Inc.
Basis of presentation and consolidation
The accompanying condensed consolidated balance sheet as of December 31, 2012, which has been derived from audited consolidated financial statements, and unaudited interim condensed consolidated financial statements as of June 30, 2013, have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP) and the Securities and Exchange Commission (SEC) rules and regulations applicable to interim financial reporting. The condensed consolidated financial statements include our accounts and accounts of our wholly owned subsidiaries. All intercompany transactions between us and our subsidiaries have been eliminated in consolidation.
In the opinion of management, the accompanying unaudited condensed consolidated financial statements contain all material adjustments, consisting only of those of a normal recurring nature, considered necessary for a fair presentation of our financial position, results of operations and cash flows at the dates and for the periods presented. The operating results for the interim periods presented are not necessarily indicative of the results expected for the full year. These financial statements should be read in conjunction with the audited financial statements and notes thereto included in our Annual Report on Form 10-K for the fiscal year ended December 31, 2012.
Use of estimates
The preparation of the condensed consolidated financial statements requires management to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Significant items subject to such estimates and assumptions include, but are not limited to, inventory valuation, depreciable lives and valuation of capital assets, valuation allowances for receivables, trade promotion liabilities, stock-based compensation expense, valuation allowance for deferred income tax assets, contingencies, and forecasts supporting the going concern assumption and related disclosures. Actual results could differ from those estimates.
Seasonality
Our sales are seasonal and we experience fluctuations in quarterly results as a result of many factors. We historically have generated a greater percentage of our revenues during the warm weather months of April through September. Timing of customer purchases will vary each year and sales can be expected to shift from one quarter to another. As a result, management believes that period-to-period comparisons of results of operations are not necessarily meaningful and should not be relied upon as any indication of future performance or results expected for the fiscal year.
Liquidity
As of June 30, 2013, we had cash and cash-equivalents of approximately $1.3 million and working capital of $3.8 million. Cash used in operations during the six months ended June 30, 2013 totaled $321,000 compared to $2.1 million for the same period a year ago. Our cash flows vary throughout the year based on seasonality. We traditionally use more cash in the first half of the year as we build inventory to support our historically seasonally-stronger shipping months of April through September, and expect cash used by operating activities to decrease in the second half of the year as we collect receivables generated during our stronger shipping months. We incurred a net loss of $95,000 for the three months ended June 30, 2013.
As of the date of this Report, we believe that our current cash and cash equivalents will be sufficient to meet our anticipated cash needs through December 31, 2013. During 2012, we made significant reductions in operating expenses and personnel, primarily in the second half of 2012, to better align our operations with available capital and slow our cash used for operations. We have continued these reduced operating expenses into 2013. We believe that these cost controls and realigned expenses are strategically important to ensure our long-term viability. However, these significant cost containment measures may negatively impact our sales and may make it difficult to achieve top-line growth.
We have a secured credit facility with Access Business Finance LLC (Access), pursuant to which we may borrow up to 75% of our eligible accounts receivable for our working capital needs, up to $2.0 million. (The credit facility is described in Note 4 in this Report.) To date, we have not drawn on the facility and we had approximately $658,000 available for borrowing based on eligible accounts receivable as of June 30, 2013. Our operating plan for 2013 does not factor in the use of our Credit Facility.
We may require additional financing to support our working capital needs in the future. The amount of additional capital we may require, the timing of our capital needs and the availability of financing to fund those needs will depend on a number of factors, including the performance of our business and the market conditions for debt or equity financing. Additionally, the amount of capital required will depend on our ability to meet our case sales goals and otherwise successfully execute our operating plan. We believe it is imperative to meet these sales objectives in order to lessen our reliance on external financing in the future. Part of our Turnaround Plan is to focus on core geographic markets and retail channels that we consider operating priorities and to redirect resources to support our distributor network through increased promotion allowances at retail which we believe will drive more volume. It is critical that we meet our case sales goals and increase case sales going forward, as our operating plan already reflects prior significant cost containment measures and may make it difficult to achieve top-line growth if further significant reductions become necessary. We intend to continually monitor and adjust our business plan as necessary to respond to developments in our business, our markets and the broader economy. Although we believe various debt and equity financing alternatives will be available to us to support our working capital needs, new debt or equity financing arrangements may not be available to us when needed on acceptable terms, if at all. Additionally, these alternatives may require significant cash payments for interest and other costs or could be highly dilutive to our existing shareholders. Any such financing alternatives may not provide us with sufficient funds to meet our long-term capital requirements. If necessary, we may explore strategic transactions that we consider to be in the best interest of us and our shareholders, which may include, without limitation, public or private offerings of debt or equity securities, a rights offering, and other strategic alternatives; however, these options may not ultimately be available or feasible.
The uncertainties relating to our ability to successfully execute our 2013 operating plan, combined with the difficult financing environment, continue to raise substantial doubt about our ability to continue as a going concern. Our financial statements for the periods presented were prepared assuming we would continue as a going concern, which contemplates that we will continue in operation for the foreseeable future and will be able to realize assets and settle liabilities and commitments in the normal course of business. These financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that could result should we be unable to continue as a going concern.

Equity Financing	6 Months Ended
Jun. 30, 2013
Equity Securities Purchase Agreement [Abstract]
Equity Financing Note Disclosure [Text Block]
2012 Equity Financing
In January 2012, we entered into a placement agent agreement with Rodman & Renshaw, pursuant to which Rodman & Renshaw agreed to use its reasonable best efforts to arrange for the sale of our registered securities. We agreed to pay Rodman & Renshaw an aggregate fee equal to 8% of the gross proceeds received in the offering and agreed to customary representations, warranties, and indemnification by us.
In February 2012, we entered into a Securities Purchase Agreement with certain purchasers, arranged by Rodman & Renshaw, pursuant to which we sold to the Purchasers in a registered offering 6,415,000 shares of our common stock and Warrants to purchase up to 3,207,500 shares of common stock. The securities were sold in units, consisting of one share of common stock and a Warrant to purchase 0.5 of a share of common stock, at a price of $0.50 per unit, for gross proceeds of $3,207,500. The Offering closed on February 7, 2012. The Warrants became exercisable on August 6, 2012, six months following their issuance, and expire on August 6, 2017. After deducting the placement agent fee and our offering expenses (and excluding any potential future proceeds from the exercise of the Warrants), the net proceeds from the Offering were approximately $2.8 million.
Each Warrant has an exercise price of $0.70 per share, for total potential additional proceeds to us of up to $2,245,250 if the Warrants are exercised in full for cash. The Warrants are exercisable for cash or, solely in the absence of an effective registration statement, by cashless exercise. The exercise price of the Warrants is subject to adjustment in the case of stock splits, stock dividends, combinations of shares and similar recapitalization transactions, and also upon any distributions to Company shareholders, business combinations, sale of substantially all assets and other fundamental transactions. The exercise of the Warrants is subject to certain beneficial ownership and other limitations set forth in the Warrants. As of June 30, 2013, none of the Warrants had been exercised. (See Note 7 Subsequent Event.) Any Warrants that are outstanding on August 6, 2017, the expiration date, will automatically be exercised at that time by cashless exercise.

Inventory	6 Months Ended
Jun. 30, 2013
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
Inventory
Inventory consisted of the following (in thousands):

	June 30, 2013	December 31, 2012
Finished goods	$2,284	$1,784
Raw materials	516	439
	$2,800	$2,223

Finished goods primarily include product ready for shipment, as well as promotional merchandise held for sale. Raw materials primarily include ingredients, concentrate and packaging.

Line of Credit	6 Months Ended
Jun. 30, 2013
Line of Credit Facility [Abstract]
Debt Disclosure [Text Block]
Line of Credit
In December 2011, we entered into a secured revolving credit facility with Access Business Finance LLC, pursuant to which we, through two of our wholly owned subsidiaries, Jones Soda (Canada) Inc. and Jones Soda Co. (USA) Inc., may borrow up to $2.0 million, subject to satisfaction of certain conditions.
Under this credit facility, we may periodically request advances for up to 75% of our eligible accounts receivable, bearing interest at the prime rate plus 2%, but no less than 5.25% per annum, with a minimum facility payment of $2,500 per month unless we borrow on the facility, in which case the minimum facility payment is $5,000 per month. As of June 30, 2013, we had approximately $658,000 available for borrowing under this credit facility based on eligible accounts receivable. The credit facility has a current term expiring December 27, 2013, which will be automatically extended for successive terms of 1 year unless either party gives notice of non-renewal. The credit facility is guaranteed by us and is secured by a first priority security interest in all of our assets. The credit facility contains customary representations and warranties as well as affirmative and negative covenants. We were in compliance with all debt covenants as of June 30, 2013.
To date, we have not borrowed on this credit facility.
We paid a $20,000 loan fee in December 2011, upon execution of the credit facility, and an additional $20,000 loan fee in December 2012 upon the annual renewal. For each future annual renewal, we will be required to pay a further $20,000 loan fee. Additionally, upon our initial borrowing on the credit facility, we will issue Access a warrant to purchase $50,000 in shares of our common stock with an exercise price equal to the 20 days trailing average closing price from the date of the initial borrowing.

Stock-based Compensation	6 Months Ended
Jun. 30, 2013
Equity [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
Stock-based Compensation
Under the terms of our 2011 Incentive Plan (Plan), the Board may grant awards to employees, officers, directors, consultants, agents, advisors and independent contractors. Awards may consist of stock options, stock appreciation rights, stock awards, restricted stock, stock units, performance awards or other stock or cash-based awards. Stock options are granted with an exercise price equal to the closing price of our stock on the date of grant, and generally have a ten-year term and vest over a period of 48 months with the first 25.0% cliff vesting 1 year from the grant date and monthly thereafter. As of June 30, 2013, there were 2,108,016 shares of unissued common stock authorized and available for future awards under the 2011 Plan.

(a)	Stock options:
A summary of our stock option activity is as follows:

	Outstanding Options
	Number of Shares	Weighted Average Exercise Price
Balance at January 1, 2013	3,627,467	$0.48
Options granted	755,000	0.27
Options exercised	—	—
Options cancelled/expired	(459,647)	0.73
Balance at June 30, 2013	3,922,820	$0.41
Exercisable, June 30, 2013	1,662,018	$0.57
Vested and expected to vest	3,808,753	$0.41

(b)	Restricted stock awards:
A summary of our restricted stock activity is as follows:

	Restricted Shares	Weighted-Average Grant Date Fair Value	Weighted-Average Contractual Life
Non-vested restricted stock at January 1, 2013	20,310	0.68	8.69 years
Granted	—	—
Vested	(20,310)	0.68
Cancelled/expired	—	—
Non-vested restricted stock at June 30, 2013	—	—	—

(c) Stock-based compensation expense:
Stock-based compensation expense is recognized using the straight-line attribution method over the requisite service period. We recognize compensation expense for only the portion of stock options or restricted stock that are expected to vest. Therefore, we apply estimated forfeiture rates that are derived from historical employee termination behavior. If the actual number of forfeitures differs from those estimated by management, additional adjustments to stock-based compensation expense may be required in future periods.
At June 30, 2013, we had unrecognized compensation expense related to stock options of $296,000 to be recognized over a weighted-average period of 1.3 years. At June 30, 2013, all prior awards of restricted stock had vested, and we had no unrecognized compensation expense related to non-vested restricted stock.
The following table summarizes the stock-based compensation expense (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Type of awards:
Stock options	$79	$42	$144	$129
Restricted stock	—	4	3	7
	$79	$46	$147	$136
Income statement account:
Promotion and selling	$21	$19	$32	$43
General and administrative	58	27	115	93
	$79	$46	$147	$136

We employ the following key weighted-average assumptions in determining the fair value of stock options, using the Black-Scholes option pricing model and the provisions of Staff Accounting Bulletin (SAB) 107 and 110, which allow the simplified method to estimate the expected term of “plain vanilla” options:

	Six Months Ended June 30,
	2013	2012
Expected dividend yield	—	—
Expected stock price volatility	107.6%	102.0%
Risk-free interest rate	1.0%	1.2%
Expected term (in years)	5.8 years	6.1 years
Weighted-average grant date fair-value	$0.22	$0.41

During the six months ended June 30, 2013, no modifications were made to outstanding stock options.
The aggregate intrinsic value of stock options outstanding at June 30, 2013 and 2012 was $756,300 and $0 and for options exercisable was $384,800 and $0, respectively. The intrinsic value of outstanding and exercisable stock options is calculated as the quoted market price of the stock at the balance sheet date less the exercise price of the option. There was no intrinsic value of options exercised or restricted stock vested during the three and six months ended June 30, 2013 and 2012.

Segment Information	6 Months Ended
Jun. 30, 2013
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
Segment Information
We have one operating segment with operations primarily in the United States and Canada. Sales are assigned to geographic locations based on the location of customers. The 2012 revenue is being presented to conform with 2013 presentation in consideration of transfer pricing adjustments. Geographic information is as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Revenue:
United States	$2,834	$3,343	$5,129	$6,150
Canada	1,404	1,617	2,174	2,619
Other countries	49	303	80	361
Total revenue	$4,287	$5,263	$7,383	$9,130

During the three months ended June 30, 2013 and 2012, three of our customers represented approximately 37% and 40%, respectively of revenues, one of which, A. Lassonde Inc., a Canadian DSD distributor, represented approximately 24% and 28%, respectively of revenue. During the six months ended June 30, 2013 and 2012, three of our customers represented approximately 36% and 39%, respectively of revenues, one of which, A. Lassonde Inc., a Canadian DSD distributor, represented approximately 22% and 25%, respectively of revenue.

Subsequent Events	6 Months Ended
Jun. 30, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]
Subsequent Event
In connection with the February 2012 equity financing described in Note 2, in August 2013, 150,000 warrants were exercised at a price of $0.70 per share resulting in proceeds to the Company of $105,000. The remaining balance of warrants outstanding as of the date of this Report was of 3,057,500. We cannot predict the timing or amount of cash proceeds we may receive from exercise, if at all, of any of the other outstanding warrants.

Nature of Operations and Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Basis of Presentation and Significant Accounting Policies [Text Block]
Basis of presentation and consolidation
The accompanying condensed consolidated balance sheet as of December 31, 2012, which has been derived from audited consolidated financial statements, and unaudited interim condensed consolidated financial statements as of June 30, 2013, have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP) and the Securities and Exchange Commission (SEC) rules and regulations applicable to interim financial reporting. The condensed consolidated financial statements include our accounts and accounts of our wholly owned subsidiaries. All intercompany transactions between us and our subsidiaries have been eliminated in consolidation.
In the opinion of management, the accompanying unaudited condensed consolidated financial statements contain all material adjustments, consisting only of those of a normal recurring nature, considered necessary for a fair presentation of our financial position, results of operations and cash flows at the dates and for the periods presented. The operating results for the interim periods presented are not necessarily indicative of the results expected for the full year. These financial statements should be read in conjunction with the audited financial statements and notes thereto included in our Annual Report on Form 10-K for the fiscal year ended December 31, 2012.

Use of Estimates, Policy [Policy Text Block]
Use of estimates
The preparation of the condensed consolidated financial statements requires management to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Significant items subject to such estimates and assumptions include, but are not limited to, inventory valuation, depreciable lives and valuation of capital assets, valuation allowances for receivables, trade promotion liabilities, stock-based compensation expense, valuation allowance for deferred income tax assets, contingencies, and forecasts supporting the going concern assumption and related disclosures. Actual results could differ from those estimates.

Seasonal Nature of Business [Policy Text Block]
Seasonality
Our sales are seasonal and we experience fluctuations in quarterly results as a result of many factors. We historically have generated a greater percentage of our revenues during the warm weather months of April through September. Timing of customer purchases will vary each year and sales can be expected to shift from one quarter to another. As a result, management believes that period-to-period comparisons of results of operations are not necessarily meaningful and should not be relied upon as any indication of future performance or results expected for the fiscal year.

Liquidity Disclosure [Policy Text Block]
Liquidity
As of June 30, 2013, we had cash and cash-equivalents of approximately $1.3 million and working capital of $3.8 million. Cash used in operations during the six months ended June 30, 2013 totaled $321,000 compared to $2.1 million for the same period a year ago. Our cash flows vary throughout the year based on seasonality. We traditionally use more cash in the first half of the year as we build inventory to support our historically seasonally-stronger shipping months of April through September, and expect cash used by operating activities to decrease in the second half of the year as we collect receivables generated during our stronger shipping months. We incurred a net loss of $95,000 for the three months ended June 30, 2013.
As of the date of this Report, we believe that our current cash and cash equivalents will be sufficient to meet our anticipated cash needs through December 31, 2013. During 2012, we made significant reductions in operating expenses and personnel, primarily in the second half of 2012, to better align our operations with available capital and slow our cash used for operations. We have continued these reduced operating expenses into 2013. We believe that these cost controls and realigned expenses are strategically important to ensure our long-term viability. However, these significant cost containment measures may negatively impact our sales and may make it difficult to achieve top-line growth.
We have a secured credit facility with Access Business Finance LLC (Access), pursuant to which we may borrow up to 75% of our eligible accounts receivable for our working capital needs, up to $2.0 million. (The credit facility is described in Note 4 in this Report.) To date, we have not drawn on the facility and we had approximately $658,000 available for borrowing based on eligible accounts receivable as of June 30, 2013. Our operating plan for 2013 does not factor in the use of our Credit Facility.
We may require additional financing to support our working capital needs in the future. The amount of additional capital we may require, the timing of our capital needs and the availability of financing to fund those needs will depend on a number of factors, including the performance of our business and the market conditions for debt or equity financing. Additionally, the amount of capital required will depend on our ability to meet our case sales goals and otherwise successfully execute our operating plan. We believe it is imperative to meet these sales objectives in order to lessen our reliance on external financing in the future. Part of our Turnaround Plan is to focus on core geographic markets and retail channels that we consider operating priorities and to redirect resources to support our distributor network through increased promotion allowances at retail which we believe will drive more volume. It is critical that we meet our case sales goals and increase case sales going forward, as our operating plan already reflects prior significant cost containment measures and may make it difficult to achieve top-line growth if further significant reductions become necessary. We intend to continually monitor and adjust our business plan as necessary to respond to developments in our business, our markets and the broader economy. Although we believe various debt and equity financing alternatives will be available to us to support our working capital needs, new debt or equity financing arrangements may not be available to us when needed on acceptable terms, if at all. Additionally, these alternatives may require significant cash payments for interest and other costs or could be highly dilutive to our existing shareholders. Any such financing alternatives may not provide us with sufficient funds to meet our long-term capital requirements. If necessary, we may explore strategic transactions that we consider to be in the best interest of us and our shareholders, which may include, without limitation, public or private offerings of debt or equity securities, a rights offering, and other strategic alternatives; however, these options may not ultimately be available or feasible.
The uncertainties relating to our ability to successfully execute our 2013 operating plan, combined with the difficult financing environment, continue to raise substantial doubt about our ability to continue as a going concern. Our financial statements for the periods presented were prepared assuming we would continue as a going concern, which contemplates that we will continue in operation for the foreseeable future and will be able to realize assets and settle liabilities and commitments in the normal course of business. These financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that could result should we be unable to continue as a going concern.

Inventory (Tables)	6 Months Ended
Jun. 30, 2013
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]	Inventory consisted of the following (in thousands):

	June 30, 2013	December 31, 2012
Finished goods	$2,284	$1,784
Raw materials	516	439
	$2,800	$2,223

Stock-based Compensation (Tables)	6 Months Ended
Jun. 30, 2013
Equity [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of our stock option activity is as follows:

	Outstanding Options
	Number of Shares	Weighted Average Exercise Price
Balance at January 1, 2013	3,627,467	$0.48
Options granted	755,000	0.27
Options exercised	—	—
Options cancelled/expired	(459,647)	0.73
Balance at June 30, 2013	3,922,820	$0.41
Exercisable, June 30, 2013	1,662,018	$0.57
Vested and expected to vest	3,808,753	$0.41

Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]
A summary of our restricted stock activity is as follows:

	Restricted Shares	Weighted-Average Grant Date Fair Value	Weighted-Average Contractual Life
Non-vested restricted stock at January 1, 2013	20,310	0.68	8.69 years
Granted	—	—
Vested	(20,310)	0.68
Cancelled/expired	—	—
Non-vested restricted stock at June 30, 2013	—	—	—

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
The following table summarizes the stock-based compensation expense (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Type of awards:
Stock options	$79	$42	$144	$129
Restricted stock	—	4	3	7
	$79	$46	$147	$136
Income statement account:
Promotion and selling	$21	$19	$32	$43
General and administrative	58	27	115	93
	$79	$46	$147	$136

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
We employ the following key weighted-average assumptions in determining the fair value of stock options, using the Black-Scholes option pricing model and the provisions of Staff Accounting Bulletin (SAB) 107 and 110, which allow the simplified method to estimate the expected term of “plain vanilla” options:

	Six Months Ended June 30,
	2013	2012
Expected dividend yield	—	—
Expected stock price volatility	107.6%	102.0%
Risk-free interest rate	1.0%	1.2%
Expected term (in years)	5.8 years	6.1 years
Weighted-average grant date fair-value	$0.22	$0.41

Segment Information (Tables)	6 Months Ended
Jun. 30, 2013
Segment Reporting [Abstract]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
We have one operating segment with operations primarily in the United States and Canada. Sales are assigned to geographic locations based on the location of customers. The 2012 revenue is being presented to conform with 2013 presentation in consideration of transfer pricing adjustments. Geographic information is as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Revenue:
United States	$2,834	$3,343	$5,129	$6,150
Canada	1,404	1,617	2,174	2,619
Other countries	49	303	80	361
Total revenue	$4,287	$5,263	$7,383	$9,130

Nature of Operations and Summary of Significant Accounting Policies Liquidity (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Line of Credit [Member]	Dec. 27, 2011 Line of Credit [Member]	Dec. 27, 2011 Maximum [Member] Line of Credit [Member]
Debt Instrument [Line Items]
Cash and cash equivalents	$ 1,328,000	$ 2,500,000	$ 1,328,000	$ 2,500,000	$ 1,654,000	$ 1,709,000
Working capital	3,800,000		3,800,000
Net cash used in operating activities			(321,000)	(2,074,000)
Net loss	(95,000)	(459,000)	(494,000)	(2,131,000)
Line of Credit Facility, Borrowing Capacity, Percent of Accounts Receivable									75.00%
Maximum borrowing capacity ABL								2,000,000
Line of Credit Facility, Current Borrowing Capacity							$ 658,000

Equity Financing (Details) (Rodman and Renshaw [Member], USD $)	Jan. 31, 2012	Jun. 30, 2013 Common Stock [Member]	Feb. 29, 2012 Common Stock [Member]	Feb. 29, 2012 Warrant [Member]	Jun. 30, 2013 Warrant [Member]
Class of Warrant or Right [Line Items]
Equity financing, aggregate fee, gross proceeds percentage	8.00%
New shares issued during period		6,415,000
Number of securities called by warrants, class of warrants				3,207,500
Number of securities called by warrants, class of warrants per unit			1	0.5
Class of warrant, price per unit				$ 0.5
Proceeds from issuance or sale of equity, gross				$ 3,207,500
Warrant, exercisable term					6 months
Warrant expiration date					Aug 6, 2017
Proceeds from issuance or sale of equity, gross				2,800,000
Warrant exercise price					0.7
Potential additional proceeds from warrants					$ 2,245,250
Exercised warrants					0

Inventory (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Finished goods	$ 2,284	$ 1,784
Raw materials	516	439
Inventory, Net	$ 2,800	$ 2,223

Line of Credit (Details) (Line of Credit [Member], USD $)	0 Months Ended	6 Months Ended	12 Months Ended
	Dec. 27, 2011	Jun. 30, 2013	Dec. 31, 2012
Line of Credit Facility [Line Items]
Maximum borrowing capacity ABL	$ 2,000,000
ABL interest rate	2.00%
Monthly minimum payment if borrowed	5,000
Current borrowing capacity		658,000
Line of Credit Facility, Amount Outstanding		0
LOC renewal fees		20,000
Warrants	50,000
Warrants issuable on initial borrowing, measurement period of avg closing price			20 days
Maximum [Member]
Line of Credit Facility [Line Items]
Percent of accounts receivable borrowing capacity ABL	75.00%
Minimum [Member]
Line of Credit Facility [Line Items]
ABL interest rate	5.25%
Monthly minimum payment	$ 2,500

Stock-based Compensation Stock by Class (Details) (2011 Plan [Member], Stock Options [Member])	6 Months Ended
Jun. 30, 2013
Class of Stock [Line Items]
Stock option term	P10Y
Stock option vesting period	48 months
Stock option first year cliff vesting	25.00%
Number of shares available	2,108,016
Cliff Vesting [Member]
Class of Stock [Line Items]
Stock option cliff vesting period	P1Y

Stock-based Compensation Stock Option Activity Rollforward (Details) (Stock Options [Member], USD $)	6 Months Ended
Jun. 30, 2013
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options, Outstanding, Number, Beginning Balance	3,627,467
Options, Grants in Period, Net of Forfeitures	755,000
Options, Exercises in Period	0
Options, Forfeitures in Period	(459,647)
Options, Outstanding, Number, Ending Balance	3,922,820
Options, Exercisable, Number	1,662,018
Options, Vested and Expected to Vest, Outstanding, Number	3,808,753
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Options, Outstanding, Weighted Average Exercise Price, Beginning Balance	$ 0.48
Options, Grants in Period, Weighted Average Exercise Price	$ 0.27
Options, Exercises in Period, Weighted Average Exercise Price	$ 0
Options, Forfeitures and Expirations in Period, Weighted Average Exercise Price	$ 0.73
Options, Outstanding, Weighted Average Exercise Price, Ending Balance	$ 0.41
Options, Exercisable, Weighted Average Exercise Price	$ 0.57
Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price	$ 0.41

Stock-based Compensation Restricted Stock Awards (Details) (Restricted Stock [Member], USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
RSAs, Number, Beginning Balance	20,310
RSAs, Grants in Period	0
RSAs, Vested in Period	(20,310)
RSAs, Forfeited in Period	0
RSAs, Number, Ending Balance	0	20,310
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
RSAs, Nonvested, Weighted Average Grant Date Fair Value, Beginning Balance	$ 0.68
RSAs, Grants in Period, Weighted Average Grant Date Fair Value	$ 0
RSAs, Vested in Period, Weighted Average Grant Date Fair Value	$ 0.68
RSAs, Forfeitures, Weighted Average Grant Date Fair Value	$ 0
RSAs, Nonvested, Weighted Average Grant Date Fair Value, Ending Balance	$ 0	$ 0.68
RSAs, Outstanding, Weighted Average Remaining Contractual Terms	0 years	8 years 8 months 9 days

Stock-based Compensation Stock-Based Compensation Expense Award Types (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	$ 79	$ 46	$ 147	$ 136
Promotion and selling
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	21	19	32	43
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	58	27	115	93
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation	296		296
Weighted average period for unrecognized compensation expense			1 year 3 months 18 days
Allocated Share-based Compensation Expense	79	42	144	129
Restricted stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	$ 0	$ 4	$ 3	$ 7

Stock-based Compensation Stock-Based Compensation Expense Award Types Weight Avg Assumptions (Details) (USD $)	6 Months Ended			12 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013 Restricted Stock [Member]	Dec. 31, 2012 Restricted Stock [Member]	Jun. 30, 2013 Stock Options [Member]	Jun. 30, 2012 Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield					0.00%	0.00%
Expected stock price volatility					107.60%	102.00%
Risk-free interest rate					1.00%	1.20%
Expected term (in years)					5 years 9 months 18 days	6 years 1 month 6 days
Weighted-average grant date fair-value					$ 0.22	$ 0.41
Options, Outstanding, Intrinsic Value					$ 756,300	$ 0
Options, Exercisable, Intrinsic Value					$ 384,800	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Intrinsic Value	$ 0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms			0 years	8 years 8 months 9 days

Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013 segments	Jun. 30, 2012
Segment Reporting Information [Line Items]
Number of operating segments			1
Revenues	$ 4,287	$ 5,263	$ 7,383	$ 9,130
United States
Segment Reporting Information [Line Items]
Revenues	2,834	3,343	5,129	6,150
Canada
Segment Reporting Information [Line Items]
Revenues	1,404	1,617	2,174	2,619
Other countries [Member]
Segment Reporting Information [Line Items]
Revenues	$ 49	$ 303	$ 80	$ 361
A. Lassonde Inc. [Member]
Segment Reporting Information [Line Items]
Major Customer, percentage	24.00%	28.00%	22.00%	25.00%
Three Major Customers [Member]
Segment Reporting Information [Line Items]
Major Customer, percentage	37.00%	40.00%	36.00%	39.00%

Subsequent Events (Details) (Subsequent Event [Member], USD $)	6 Months Ended
Jun. 30, 2013
Subsequent Event [Member]
Subsequent Event [Line Items]
Class of Warrants or Right, Exercised	150,000
Warrant exercise price	0.7
Proceeds from Warrant Exercises	$ 105,000
Class of Warrant or Right, Outstanding	3,057,500